Shareholders' Deficit (Details) - $ / shares		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 25, 2021	Mar. 22, 2021	Mar. 31, 2022	Dec. 31, 2021	Jan. 20, 2021	Dec. 31, 2020
Shareholders' Deficit (Details) [Line Items]
Percentage of converted basis			20.00%	20.00%
Preference shares authorized			5,000,000	5,000,000
Preference shares, par value per share (in Dollars per share)			$ 0.0001	$ 0.0001
Preference shares outstanding
Preference shares issued
Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Preference shares outstanding			0	0
Preference shares issued			0	0
Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Purchase of additional units	3,616,305
Founder shares	127,174
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized			500,000,000	500,000,000
Ordinary share par value (in Dollars per share)			$ 0.0001	$ 0.0001
Voting rights			one	one
Ordinary shares outstanding			31,116,305	31,116,305		31,116,305
Ordinary shares issued			31,116,305	31,116,305		31,116,305
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized			50,000,000	50,000,000
Ordinary share par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares outstanding		7,906,250	7,779,076	7,779,076		7,779,076
Ordinary shares issued		7,906,250	7,779,076	7,779,076	7,187,500	7,779,076
Initial shareholders, percentage		20.00%
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares subject to forfeiture		1,031,250
Sponsor [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares outstanding		7,906,250
Ordinary shares issued		7,906,250
Ordinary shares subject to forfeiture		1,031,250
Sponsor [Member] | Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Founder shares	127,174